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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 79.9%
Consumer Discretionary - 10.0%
CarMax Inc. * (A)	26,400	$1,349,040
CBS Corp., Class B (A)	37,500	2,065,875
Discovery Communications Inc., Class A * (A)	18,400	526,792
Discovery Communications Inc., Class C *	21,500	580,500
Johnson Controls Inc. (A)	37,100	1,445,787
Nordstrom Inc. (A)	22,100	1,264,341
		7,232,335

Consumer Staples - 7.9%
Costco Wholesale Corp. (A)	7,200	1,134,576
Diageo PLC, ADR (A)	13,500	1,456,245
Hershey Co./The (A)	13,000	1,197,170
JM Smucker Co./The (A)	5,000	649,200
Tyson Foods Inc., Class A (A)	19,400	1,293,204
		5,730,395

Energy - 7.1%
Apache Corp. (A)	16,400	800,484
Baker Hughes Inc. (A)	31,000	1,358,730
California Resources Corp.	1,187	1,223
EOG Resources Inc. (A)	14,200	1,030,636
Occidental Petroleum Corp. (A)	12,200	834,846
Schlumberger Ltd. (A)	14,900	1,098,875
		5,124,794

Financials - 9.2%
American Tower Corp. (A)	14,800	1,515,076
PNC Financial Services Group Inc./The (A)	18,100	1,530,717
Progressive Corp./The (A)	14,300	502,502
State Street Corp. (A)	21,500	1,258,180
T. Rowe Price Group Inc. (A)	25,900	1,902,614
		6,709,089

Health Care - 14.5%
Agilent Technologies Inc. (A)	27,900	1,111,815
Biogen Inc. * (A)	6,200	1,613,984
Cerner Corp. * (A)	33,600	1,779,456
Express Scripts Holding Co. * (A)	17,400	1,195,206
Gilead Sciences Inc. (A)	8,500	780,810
HCA Holdings Inc. * (A)	15,300	1,194,165
McKesson Corp. (A)	8,800	1,383,800
Varian Medical Systems Inc. * (A)	18,500	1,480,370
		10,539,606

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Industrials - 11.1%
Jacobs Engineering Group Inc. * (A)	39,900	1,737,645
PACCAR Inc. (A)	18,500	1,011,765
United Parcel Service Inc., Class B (A)	15,800	1,666,426
United Technologies Corp. (A)	24,300	2,432,430
W.W. Grainger Inc. (A)	5,200	1,213,836
		8,062,102

Information Technology - 18.0%
Apple Inc. (A)	27,300	2,975,427
EMC Corp.	47,500	1,265,875
Linear Technology Corp. (A)	31,300	1,394,728
Microsoft Corp. (A)	38,100	2,104,263
Nuance Communications Inc. * (A)	65,800	1,229,802
Oracle Corp. (A)	39,300	1,607,763
QUALCOMM Inc. (A)	25,500	1,304,070
Visa Inc., Class A (A)	14,900	1,139,552
		13,021,480

Telecommunication Service - 2.1%
T-Mobile U.S. Inc. *	39,600	1,516,681

Total Common Stocks ( Cost $63,856,367 )		57,936,482
INVESTMENT COMPANIES - 5.2%
SPDR Gold Shares * (A)	18,000	2,116,800
SPDR S&P 500 ETF Trust (A)	8,100	1,665,036

Total Investment Companies ( Cost $3,780,478 )		3,781,836
SHORT-TERM INVESTMENTS - 13.5%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	9,787,539	9,787,539

Total Short-Term Investments ( Cost $9,787,539 )		9,787,539
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Treasury Bill (B) (C), 0.324%, 5/26/16	$4,000,000	3,998,047

Total U.S. Government and Agency Obligations ( Cost $3,998,047 )		3,998,047

TOTAL INVESTMENTS - 104.1% ( Cost $81,422,431 )		75,503,904
NET OTHER ASSETS AND LIABILITIES - 0.1%		76,166
TOTAL CALL & PUT OPTIONS WRITTEN - (4.2%)		(3,066,350)

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

TOTAL NET ASSETS - 100.0%				$72,513,720

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2016, the total amount segregated was $3,998,047.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	74	April 2016	$37.50	$18,241
Agilent Technologies Inc.	205	May 2016	40.00	28,598
American Tower Corp.	80	April 2016	97.50	41,600
American Tower Corp.	68	July 2016	100.00	35,020
Apache Corp.	85	April 2016	40.00	77,138
Apple Inc.	105	April 2016	100.00	96,075
Apple Inc.	68	May 2016	100.00	69,190
Apple Inc.	100	May 2016	105.00	63,500
Baker Hughes Inc.	155	April 2016	44.00	33,325
Baker Hughes Inc.	133	April 2016	50.00	3,258
Biogen Inc.	47	May 2016	270.00	49,115
Biogen Inc.	15	June 2016	280.00	14,925
CarMax Inc.	164	April 2016	47.50	74,620
CarMax Inc.	100	April 2016	55.00	8,750
CBS Corp., Class B	85	April 2016	47.50	62,263
CBS Corp., Class B	190	April 2016	55.00	20,615
CBS Corp., Class B	100	June 2016	55.00	26,300
Cerner Corp.	99	April 2016	55.00	2,475
Cerner Corp.	90	May 2016	55.00	11,700
Cerner Corp.	147	June 2016	55.00	24,255
Costco Wholesale Corp.	72	July 2016	160.00	30,960
Diageo PLC	65	April 2016	110.00	4,712
Diageo PLC	47	July 2016	110.00	15,980
Discovery Communications Inc.	184	July 2016	30.00	24,840
EOG Resources Inc.	70	April 2016	72.50	14,490
EOG Resources Inc.	72	April 2016	75.00	7,344
Express Scripts Holding Co.	87	April 2016	75.00	522
Express Scripts Holding Co.	87	May 2016	75.00	5,524
Gilead Sciences Inc.	85	May 2016	97.50	11,135
HCA Holdings Inc.	153	April 2016	72.50	92,565
Hershey Co./The	130	May 2016	85.00	101,725
Jacobs Engineering Group Inc.	200	April 2016	40.00	75,000
Jacobs Engineering Group Inc.	199	July 2016	42.50	58,705
JM Smucker Co./The	50	April 2016	125.00	26,750

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Johnson Controls Inc.	185	April 2016	37.00	37,925
Linear Technology Corp.	193	May 2016	42.00	62,725
Linear Technology Corp.	120	May 2016	44.00	22,200
McKesson Corp.	52	April 2016	170.00	520
McKesson Corp.	36	May 2016	170.00	5,040
Microsoft Corp.	55	April 2016	52.50	15,785
Microsoft Corp.	60	April 2016	55.00	5,490
Microsoft Corp.	121	May 2016	55.00	24,382
Microsoft Corp.	145	June 2016	55.00	32,335
Nordstrom Inc.	110	April 2016	50.15	79,750
Nordstrom Inc.	111	July 2016	60.00	21,478
Nuance Communications Inc.	658	April 2016	19.00	18,095
Occidental Petroleum Corp.	122	May 2016	70.00	23,546
Oracle Corp.	138	April 2016	36.00	68,655
Oracle Corp.	105	May 2016	39.00	24,308
Oracle Corp.	150	June 2016	41.00	21,825
PACCAR Inc.	85	May 2016	48.60	55,675
PACCAR Inc.	100	May 2016	55.00	19,000
PNC Financial Services Group Inc./The	181	May 2016	87.50	19,729
Progressive Corp./The	143	May 2016	32.00	46,475
QUALCOMM Inc.	125	April 2016	50.00	19,687
QUALCOMM Inc.	130	May 2016	52.50	18,200
Schlumberger Ltd.	149	April 2016	75.00	11,547
SPDR Gold Shares	130	April 2016	109.00	113,425
SPDR S&P 500 ETF Trust	81	May 2016	207.00	26,123
State Street Corp.	100	May 2016	57.50	29,550
State Street Corp.	115	May 2016	60.00	18,975
T. Rowe Price Group Inc.	130	April 2016	70.00	52,000
T. Rowe Price Group Inc.	129	July 2016	75.00	30,315
Tyson Foods Inc., Class A	194	April 2016	52.50	277,420
United Parcel Service Inc., Class B	158	April 2016	95.00	168,270
United Parcel Service Inc., Class B	125	May 2016	90.00	127,500
United Technologies Corp.	118	May 2016	97.50	48,970
Varian Medical Systems Inc.	93	May 2016	80.00	25,808
Visa Inc., Class A	149	May 2016	75.00	49,170
W.W. Grainger Inc.	52	April 2016	195.00	200,200

Total Call Options Written ( Premiums received $1,828,459 )				$3,053,313

Put Options Written
CarMax Inc.	110	April 2016	47.50	11,550
Gilead Sciences Inc.	85	April 2016	85.00	1,487

Total Put Options Written ( Premiums received $69,096 )				$13,037
Total Options Written, at Value ( Premiums received $1,897,555 )				$3,066,350

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended March 31, 2016. As of and during the period ended March 31, 2016, the Fund did not hold securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments carried at fair value:

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/16

Assets:[1]
Common Stocks	$57,936,482	0	0	$57,936,482
Investment Companies	3,781,836	0	0	3,781,836
Short-Term Investments	9,787,539	0	0	9,787,539
U.S. Government and Agency Obligations	0	3,998,047	0	3,998,047
	$71,505,857	$3,998,047	0	$75,503,904
Liabilities:
Written Options	$3,066,350	0	0	$3,066,350
1 Please see the Portfolio of Investments for a listing of all securities within each category.

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Liability Derivatives Fair Value
Derivatives not accounted for as hedging instruments
Equity contracts - Options written	$3,066,350

3. Federal Income Taxes: Information on the tax components of investments, excluding option contracts, as of March 31, 2016, is as follows:

Cost	$81,422,431
Gross appreciation	1,007,478
Gross depreciation	(6,926,005)
Net depreciation	$(5,918,527)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund's ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund's total assets and may increase the Fund's expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/ or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Market Developments Risk. Global and domestic financial markets have periodically experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund's portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility and have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund's Investment Adviser cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Cybersecurity Risk. The Fund is also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Fund, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Fund, its shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Fund. The Fund does monitor this risk closely.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2016
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date:  May 26, 2016

By:  /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: May 26, 2016

See accompanying Notes to Portfolios of Investments.

See accompanying Notes to Portfolios of Investments.